Convertible Preferred Stock and Stockholders' Deficit - Convertible Preferred Stock Outstanding (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Convertible preferred stock and stockholders' deficit
Series A preferred stock, shares authorized	0	4,358,597
Series A preferred stock, shares issued	0	3,661,083
Series A preferred stock, shares outstanding	0	3,661,083
Series A preferred stock, Liquidation value		$ 15,291,111
Convertible preferred stock, carrying value		$ 19,013,673
Series A-1
Convertible preferred stock and stockholders' deficit
Series A preferred stock, shares authorized		2,631,119
Series A preferred stock, shares issued		1,933,605
Series A preferred stock, shares outstanding		1,933,605
Series A preferred stock, Liquidation value		$ 12,125,830
Convertible preferred stock, carrying value		$ 11,525,242
Series A-2
Convertible preferred stock and stockholders' deficit
Series A preferred stock, shares authorized		223,336
Series A preferred stock, shares issued		223,336
Series A preferred stock, shares outstanding		223,336
Series A preferred stock, Liquidation value		$ 125,000
Convertible preferred stock, carrying value		$ 844,210
Series A-3
Convertible preferred stock and stockholders' deficit
Series A preferred stock, shares authorized		223,246
Series A preferred stock, shares issued		223,246
Series A preferred stock, shares outstanding		223,246
Series A preferred stock, Liquidation value		$ 209,999
Convertible preferred stock, carrying value		$ 880,929
Series A-4
Convertible preferred stock and stockholders' deficit
Series A preferred stock, shares authorized		1,262,162
Series A preferred stock, shares issued		1,262,162
Series A preferred stock, shares outstanding		1,262,162
Series A preferred stock, Liquidation value		$ 2,770,293
Convertible preferred stock, carrying value		$ 5,670,894
Series A-5
Convertible preferred stock and stockholders' deficit
Series A preferred stock, shares authorized		12,756
Series A preferred stock, shares issued		12,756
Series A preferred stock, shares outstanding		12,756
Series A preferred stock, Liquidation value		$ 29,998
Convertible preferred stock, carrying value		$ 58,180
Series A-6
Convertible preferred stock and stockholders' deficit
Series A preferred stock, shares authorized		5,978
Series A preferred stock, shares issued		5,978
Series A preferred stock, shares outstanding		5,978
Series A preferred stock, Liquidation value		$ 29,991
Convertible preferred stock, carrying value		$ 34,218